Schedule of Investments (unaudited)
July 31, 2025
iShares® International Select Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.2%
APA Group	11,470,100	$61,690,624
BHP Group Ltd.	5,800,102	146,482,815
Fortescue Ltd.	9,064,475	102,557,789
Magellan Financial Group Ltd.	1,969,446	13,392,352
Perpetual Ltd.	834,766	11,210,235
		335,333,815
Austria — 1.3%
Oesterreichische Post AG(a)	455,707	15,895,379
OMV AG	1,077,097	54,854,795
		70,750,174
Belgium — 1.0%
Ageas SA	532,096	36,178,413
Proximus SADP	2,239,931	18,610,979
		54,789,392
Canada — 6.2%
Bank of Nova Scotia (The)	1,533,326	85,308,965
Canadian Utilities Ltd., Class A, NVS	1,048,089	29,182,501
Emera Inc.	1,154,556	54,211,470
Great-West Lifeco Inc.	624,491	23,449,961
IGM Financial Inc.	406,900	13,473,277
Labrador Iron Ore Royalty Corp.	1,232,840	23,711,884
Parex Resources Inc.(a)	2,251,057	26,708,557
Peyto Exploration & Development Corp.(a)	3,072,594	43,108,565
Power Corp. of Canada	912,065	36,756,430
		335,911,610
Denmark — 2.2%
AP Moller - Maersk A/S, Class A	30,680	60,199,346
Danske Bank A/S	1,539,495	61,074,033
		121,273,379
Finland — 1.4%
Fortum OYJ	2,689,532	49,341,406
TietoEVRY OYJ	1,571,538	27,052,321
		76,393,727
France — 8.8%
Ayvens SA(b)	2,090,585	22,464,379
Bouygues SA	1,071,394	44,116,269
Carrefour SA	3,516,150	50,389,963
Credit Agricole SA	2,578,731	47,460,288
Orange SA	6,855,765	104,283,462
Rubis SCA	1,221,129	38,668,122
TotalEnergies SE	2,914,287	173,299,427
		480,681,910
Germany — 3.4%
Freenet AG	849,898	27,564,605
Hapag-Lloyd AG(a)(b)	112,248	16,202,106
Mercedes-Benz Group AG	2,136,322	120,959,081
Schaeffler AG(a)	3,557,658	20,568,877
		185,294,669
Hong Kong — 7.3%
BOC Hong Kong Holdings Ltd.	9,360,500	42,031,026
CK Hutchison Holdings Ltd.	10,354,000	67,394,199
CK Infrastructure Holdings Ltd.	3,890,500	27,400,744
Hang Seng Bank Ltd.	2,284,200	33,273,248
Henderson Land Development Co. Ltd.(a)	15,552,000	54,420,727
Hysan Development Co. Ltd.	10,880,000	21,649,604
Kerry Properties Ltd.	9,769,500	26,085,573
PCCW Ltd.	59,726,000	42,790,529
Sino Land Co. Ltd.	37,216,000	42,898,845
Security	Shares	Value
Hong Kong (continued)
Stella International Holdings Ltd.(a)	10,097,000	$20,065,376
VTech Holdings Ltd.(a)	2,763,000	20,473,719
		398,483,590
Italy — 10.6%
A2A SpA	9,842,888	23,984,665
Banca Popolare di Sondrio SpA	2,313,009	31,672,331
Banco BPM SpA	6,237,798	79,551,563
BPER Banca SpA	4,816,389	47,395,754
Enel SpA	17,598,217	155,186,085
Eni SpA	7,521,621	128,374,011
Italgas SpA	5,343,151	44,334,078
Snam SpA	11,151,237	64,624,352
		575,122,839
Netherlands — 2.7%
ING Groep NV	3,988,718	92,958,777
NN Group NV	829,337	55,843,902
		148,802,679
New Zealand — 1.0%
Spark New Zealand Ltd.	36,449,023	52,177,240
Norway — 0.9%
DNB Bank ASA	1,955,844	49,482,330
South Korea — 6.3%
BNK Financial Group Inc.	1,869,655	19,580,850
DB Insurance Co. Ltd.	298,005	27,390,976
Hana Financial Group Inc.	814,793	49,815,698
iM Financial Group Co. Ltd.	1,339,659	13,328,930
Industrial Bank of Korea	1,609,341	22,452,644
Kia Corp.	1,156,070	84,590,522
Samsung Securities Co. Ltd.	551,883	27,977,402
Shinhan Financial Group Co. Ltd.	962,582	46,871,866
Woori Financial Group Inc.	2,780,142	49,328,553
		341,337,441
Spain — 8.9%
Bankinter SA	2,090,347	29,838,078
CaixaBank SA	7,304,229	68,720,416
Enagas SA	2,945,154	44,111,004
Logista Integral SA	938,328	29,698,569
Mapfre SA	5,512,000	22,448,044
Naturgy Energy Group SA	1,018,097	31,927,686
Redeia Corp. SA	1,666,994	32,316,316
Repsol SA	6,472,593	98,135,845
Telefonica SA	20,278,572	104,653,507
Unicaja Banco SA(b)	8,553,527	22,473,513
		484,322,978
Sweden — 3.7%
Nordea Bank Abp	6,049,318	88,324,294
Swedbank AB, Class A	2,496,985	66,489,781
Telia Co. AB	12,905,847	45,579,712
		200,393,787
Switzerland — 2.3%
Swiss Re AG	286,930	51,360,859
Zurich Insurance Group AG	110,614	75,450,494
		126,811,353
United Kingdom — 20.6%
Aberdeen Group PLC	12,629,185	33,325,072
Ashmore Group PLC	4,843,135	11,180,357
British American Tobacco PLC	4,810,872	257,753,658
BT Group PLC	24,712,867	67,491,741
IG Group Holdings PLC	1,316,031	19,596,768

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Imperial Brands PLC	2,250,684	$87,730,268
Legal & General Group PLC	18,251,781	61,746,962
National Grid PLC	10,003,582	140,571,027
NatWest Group PLC	7,581,660	52,628,667
OSB Group PLC	3,102,994	22,697,598
Persimmon PLC	1,999,129	30,144,341
Phoenix Group Holdings PLC	5,689,210	49,752,538
Rio Tinto PLC	2,195,276	130,749,286
Sirius Real Estate Ltd.	23,869,658	32,815,921
Vodafone Group PLC	111,924,249	121,347,902
		1,119,532,106
Total Common Stocks — 94.8% (Cost: $4,348,116,542)		5,156,895,019
Preferred Stocks
Germany — 3.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	554,837	48,506,840
Porsche Automobil Holding SE, Preference Shares, NVS	1,124,984	45,150,196
Volkswagen AG, Preference Shares, NVS	956,424	100,009,149
		193,666,185
South Korea — 0.8%
Hyundai Motor Co., Series 2, Preference Shares, NVS	395,411	46,795,452
Total Preferred Stocks — 4.4% (Cost: $247,017,374)		240,461,637
Total Long-Term Investments — 99.2% (Cost: $4,595,133,916)		5,397,356,656
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	72,264,655	$72,293,561
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	2,350,000	2,350,000
Total Short-Term Securities — 1.4% (Cost: $74,643,524)		74,643,561
Total Investments — 100.6% (Cost: $4,669,777,440)		5,472,000,217
Liabilities in Excess of Other Assets — (0.6)%		(33,256,688)
Net Assets — 100.0%		$5,438,743,529

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,369,182	$48,924,342 (a)	$—	$1,507	$(1,470)	$72,293,561	72,264,655	$92,805 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,330,000	20,000 (a)	—	—	—	2,350,000	2,350,000	53,000	—
				$1,507	$(1,470)	$74,643,561		$145,805	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Select Dividend ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	33	09/18/25	$4,614	$83,761
Euro STOXX 50 Index	183	09/19/25	11,152	84,347
FTSE 100 Index	155	09/19/25	18,615	497,110
				$665,218
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Naturgy Energy Group SA	Goldman Sachs Bank USA	$1,349,675	08/19/26	0.45%	1D ESTR	Monthly	$23,994
Naturgy Energy Group SA	HSBC Bank PLC	2,131,833	02/10/28	0.45%	1D ESTR	Monthly	11,885
Naturgy Energy Group SA	JPMorgan Chase Bank NA	707,619	02/11/26	0.40%	1D ESTR	Monthly	1,936
Red Electrica Corp. SA	HSBC Bank PLC	506,987	02/10/28	0.45%	1D ESTR	Monthly	(18,809)
Red Electrica Corp. SA	JPMorgan Chase Bank NA	2,287,157	02/11/26	0.40%	1D ESTR	Monthly	(79,947)
Red Electrica Corp. SA	Goldman Sachs Bank USA	1,534,688	08/19/26	0.45%	1D ESTR	Monthly	(64,281)
Total long positions of equity swaps							(125,222)
Net dividends and financing fees							188,173
Total equity swap contracts including dividends and financing fees							$62,951

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Select Dividend ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$484,078,190	$4,672,816,829	$—	$5,156,895,019
Preferred Stocks	—	240,461,637	—	240,461,637
Short-Term Securities
Money Market Funds	74,643,561	—	—	74,643,561
	$558,721,751	$4,913,278,466	$—	$5,472,000,217
Derivative Financial Instruments(a)
Assets
Equity Contracts	$168,108	$723,098	$—	$891,206
Liabilities
Equity Contracts	—	(163,037)	—	(163,037)
	$168,108	$560,061	$—	$728,169

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short Term Rate
NVS	Non-Voting Shares